Subsequent Events	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Notes to Financial Statements
Note 11 - Subsequent Events

On March 31, 2015, the Company and Shadow Beverages and Snack, LLC, an Arizona limited liability company, closed upon that certain Asset Purchase Agreement for the purchase of the "No Fear" brand asset from Shadow.  Shadow's interest in the No Fear brand is in the form of an exclusive Trademark and License Agreement between Shadow and No Fear International wherein Shadow was granted exclusive licensing and distribution of the No Fear drink within the United States of America. The Company acquired One Hundred Percent (100%) of Shadow's interest in the No Fear brand only for an aggregate purchase price of Twelve Million Two Hundred Thousand ($12,200,000) USD.

We have evaluated events and transactions after the balance sheet date to the date these financial statements were released for filing.  Except as stated above, we did not have any material subsequent events that would require disclosure in these financial statements.

On September 11, 2014, the Company affected a 1 for 3 reverse stock split. All references to shares of common stock in this financial statement have been affected to reflect this reverse split.

On September 23, 2014 Mix1 sold approximately 150,000 bottles for $274,428 of its newly formulated protein shakes to its Arizona distributor. Product is now showing up in convenience and grocery stores throughout the Southwestern United States.

Subsequent to August 31, 2014 through the date these consolidated financials were available for issuance, the Company sold an additional 453,167 shares of common stock for $679,750.